8. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of Stock option transactions and the number of stock options

Stock option transactions and the number of stock options for the year ended December 31, 2022 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2021	Granted	Exercised	cancelled	2022
April 26, 2022	$0.40	327,500	-	-	(327,500)	-
March 14, 2023 (1)	$0.40	450,000	-	-	-	450,000
March 26, 2023 (1)	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
March 14, 2027	$0.08	-	1,575,000			1,575,000
Options outstanding		833,250	1,575,000	-	(327,500)	2,080,750
Options exercisable		833,250	1,575,000	-	(327,500)	2,080,750
Weighted average exercise price		$0.39	$0.08	$Nil	$0.40	$0.15

(1)Subsequent to December 31, 2022, these options expired unexercised.

As of December 31, 2022, the weighted average contractual remaining life is 3.25 years (December 31, 2021 – 0.90 years).

Stock option transactions and the number of stock options for the year ended December 31, 2021 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2020	Granted	Exercised	cancelled	2021
September 26, 2021	$0.72	393,750	-	-	(393,750)	-
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
Options outstanding		1,227,000	-	-	(393,750)	833,250
Options exercisable		1,227,000	-	-	(393,750)	833,250
Weighted average exercise price		$0.50	$Nil	$Nil	$0.72	$0.39

Stock option transactions and the number of stock options for the year ended December 31, 2020 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2019	Granted	Exercised	cancelled	2020
July 15, 2020	$0.40	503,750	-	-	(503,750)	-
September 26, 2021	$0.72	393,750	-	-	-	393,750
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
Options outstanding		1,730,750	-	-	(503,750)	1,227,000
Options exercisable		1,730,750	-	-	(503,750)	1,227,000
Weighted average exercise price		$0.47	$Nil	$Nil	$0.40	$0.50